PaineWebber

================================================================================
S&P 500
INDEX
FUND

                                                               SEMIANNUAL REPORT

NOVEMBER 30, 1999

PAINEWEBBER S&P 500 INDEX FUND                                 SEMIANNUAL REPORT

                                                                January 15, 2000

Dear Shareholder,

We are pleased to present you with the semiannual report for PaineWebber S&P 500 Index Fund (the "Fund") for the six-month period ended November 30, 1999.

MARKET REVIEW
================================================================================

[GRAPHIC OMITTED]

All of the major equity markets gained during the period but none more than the NASDAQ Composite, which, propelled by technology stocks, rocketed up by about 35%. The Dow Jones Industrial Average (Dow) and Standard and Poor's 500 Index (S&P 500) saw modest gains of 3.9% and 7.4%, respectively. As in the first half of the fiscal year, a relatively small number of stocks led the charge. During the period, market breadth fell to a three-year low. In ever-greater numbers, investors chased technology stocks, where earnings growth and positive earnings surprises have been strong. This earnings momentum in technology is likely to continue in 2000. Current valuations, however, may leave little room for disappointment, and 1999's success will make for difficult earnings comparisons in 2000.

The stock market could fare reasonably well in 2000, given expected corporate earnings growth of 10-12%. This positive scenario assumes that the market can absorb an interest-rate increase of limited magnitude.

PORTFOLIO REVIEW
================================================================================

PERFORMANCE--TOTAL % RETURNS FOR SIX MONTHS ENDED 11/30/99

                                                 Before Sales      After Maximum
                                                   Charges         Sales Charges
--------------------------------------------------------------------------------
Class A Shares                                       7.06              4.37
Class C Shares                                       6.73              5.73
Class Y Shares                                       7.23              7.23
S&P 500 Index                                        7.36              7.36
--------------------------------------------------------------------------------

The Fund's total return consists of the change in net asset value with any dividends reinvested. For shareowners who purchased or redeemed Fund shares during the period, the Fund's total return may be lower because of applicable sales charges. Class Y shares are not subject to sales charges.

PAINEWEBBER
S&P 500 INDEX FUND

Investment Goal:

Replicate the total return of the S&P 500 Index before fees and expenses

Portfolio Managers:

T. Kirkham Barneby and Frank Vallario, Mitchell Hutchins Asset Management Inc.

Commencement:

October 2, 1998 (Class A), October 7, 1998 (Class C), December 31, 1997 (Class
Y)

Dividend Payments:

Annually

SEMIANNUAL REPORT

PORTFOLIO HIGHLIGHTS

[GRAPHIC OMITTED]

The Fund attempts to match the performance of the S&P 500 Index, before consideration of Fund-related fees and expenses, by buying and holding substantially all the common stocks comprising the Index. The Fund may also invest in options and futures contracts in order to simulate full investment in the S&P 500 Index, while retaining a cash balance for portfolio management purposes, to facilitate trading and to reduce transaction costs.

Characteristics*                                         11/30/99        5/31/99
--------------------------------------------------------------------------------
Net Assets ($mm)                                           $70.4          $49.2
Number of Stocks                                            472            467
Stocks                                                     95.0%          84.8%
Cash                                                        5.0%          15.2%
--------------------------------------------------------------------------------

PaineWebber S&P 500 Index Fund--Top Ten Holdings*

As of 11/30/99                %                 As of 5/31/99                 %
--------------------------------------------------------------------------------
Microsoft Corp.              3.8                Microsoft Corp.              3.2
General Electric Co.         3.5                General Electric Co.         2.7
Cisco Systems Inc.           2.4                IBM Corp.                    1.7
Exxon/Mobil Corp.            2.3                Exxon Corp.                  1.6
Wal Mart Stores, Inc.        2.1                Wal Mart Stores, Inc.        1.5
Intel Corp                   2.1                AT&T Corp.                   1.4
Lucent Technologies, Inc.    1.8                Cisco Systems Inc.           1.4
Citigroup, Inc.              1.5                Intel Corp                   1.4
IBM Corp.                    1.5                Merck & Co., Inc.            1.3
Merck & Co., Inc.            1.5                Lucent Technologies, Inc.    1.2
--------------------------------------------------------------------------------
Total                       22.5                Total                       17.4

During the six months ended November 30, 1999, some 29 companies were added to, and an equal number dropped from, the group of 500 companies that comprises the S&P 500 Index. Mirroring the changes in the face of American business, 13 technology and communications companies were added to the Index, including Global Crossing (Nasdaq: GBLX--global telecommunications facilities and services), Xilink, Inc. (Nasdaq: XLNX--advanced integrated circuit design and engineering services) and QUALCOMM (Nasdaq: QCOM--digital wireless communications products). The well-known Internet portal/new media company, Yahoo! Inc. (Nasdaq: YHOO) was added to the Index in December. Technology companies now hold five of the top ten spots in the S&P 500 Index's capitalization rankings, compared with only one spot ten years ago.

* Weightings represent percentages of portfolio assets as of November 30, 1999, unless indicated otherwise. Portfolio composition will vary over time.

PAINEWEBBER S&P 500 INDEX FUND                                 SEMIANNUAL REPORT

PaineWebber S&P 500 Index Fund--Top Five Sectors*

As of 11/30/99              %                     As of 5/31/99               %
--------------------------------------------------------------------------------
Technology                25.5                    Technology                18.0
Financial Services        16.7                    Financial Services        15.3
Consumer Cyclical         12.5                    Consumer Cyclical         11.5
Healthcare                10.3                    Healthcare                 9.4
Utilities                 10.3                    Utilities                  9.2
--------------------------------------------------------------------------------
Total                     75.3                    Total                     63.4

      On September 30, 1999, Frank Vallario joined Kirk Barneby as a co-manager of the Fund. Mr. Vallario has been a member of Mr. Barneby's Quantitative Investment Team, which manages over $3.7 billion in client assets, since 1997, and he has been with the firm since March 1996. He holds a BS in Finance from Lehigh University and an MBA in Finance from Rutgers Graduate School of Management.

      Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on PaineWebber S&P 500 Index Fund or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,


/s/ Margo Alexander                      /s/ Brian M. Storms

MARGO ALEXANDER                          BRIAN M. STORMS
Chairman and Chief Executive Officer     President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.  Mitchell Hutchins Asset Management Inc.


/s/ T. Kirkham Barneby                   /s/ Frank A. Vallario

T. KIRKHAM BARNEBY                       FRANK A. VALLARIO
Managing Director and                    Portfolio Manager, PaineWebber
Chief Investment Officer--               S&P 500 Index Fund
Quantitative Investments
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, PaineWebber
S&P 500 Index Fund

      This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended November 30, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

* Weightings represent percentages of portfolio assets as of November 30, 1999, unless indicated otherwise. Portfolio composition will vary over time.

(1) Mutual Funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER S&P 500 INDEX FUND

PERFORMANCE RESULTS (unaudited)

                                Net Asset Value                   Total Return(1)
                        ------------------------------    -------------------------------
                                                             12 Months        6 Months
                        11/30/99   05/31/99   11/30/98    Ended 11/30/99   Ended 11/30/99
------------------------------------------------------------------------------------------
Class A Shares*          $17.90     $16.72     $15.12          20.12%           7.06%
------------------------------------------------------------------------------------------
Class C Shares*           17.76      16.64      15.10          19.22            6.73
------------------------------------------------------------------------------------------

Performance Summary Class A Shares

                          Net Asset Value
                        --------------------        Capital Gains                       Total
Period Covered          Beginning     Ending         Distributed    Dividends Paid    Return(1)
-----------------------------------------------------------------------------------------------
10/02/98-12/31/98        $12.83       $15.75           $0.1000          $0.1186         24.56%
-----------------------------------------------------------------------------------------------
01/01/99-11/30/99         15.75        17.90           --               --              13.65
-----------------------------------------------------------------------------------------------
                                                Total: $0.1000          $0.1186
-----------------------------------------------------------------------------------------------
                                                Cumulative Total Return as of 11/30/99: 41.56%
-----------------------------------------------------------------------------------------------

Performance Summary Class C Shares

                          Net Asset Value
                        --------------------        Capital Gains                       Total
Period Covered          Beginning     Ending         Distributed    Dividends Paid    Return(1)
-----------------------------------------------------------------------------------------------
10/07/98-12/31/98        $12.80       $15.73           $0.1000          $0.1031         24.57%
-----------------------------------------------------------------------------------------------
01/01/99-11/30/99         15.73        17.76           --               --              12.91
-----------------------------------------------------------------------------------------------
                                                Total: $0.1000          $0.1031
-----------------------------------------------------------------------------------------------
                                                Cumulative Total Return as of 11/30/99: 40.64%
-----------------------------------------------------------------------------------------------

Average Annual Total Return(1)

                                                                                 % Return After Deducting
                                              % Return Without Sales Charge        Maximum Sales Charge
                                              -----------------------------      ------------------------
                                                          Class                            Class
                                              -----------------------------      ------------------------
                                                   A*       C*       Y*             A*       C*       Y*
---------------------------------------------------------------------------------------------------------
Twelve Months Ended 12/31/99                     20.10%   19.24%   20.37%         17.12%   18.24%   20.37%
---------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/99                          N/A      N/A      N/A            N/A      N/A      N/A
---------------------------------------------------------------------------------------------------------
Ten Years Ended 12/31/99                           N/A      N/A      N/A            N/A      N/A      N/A
---------------------------------------------------------------------------------------------------------
Commencement of Operations through 12/31/99      38.04    37.74    24.06          35.26    36.99    24.06
---------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

* Commencement of operations for Class A and Class C shares are October 2, 1998 and October 7, 1998, respectively.

      Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended November 30, 1999 and since inception, December 31, 1997 through November 30, 1999, Class Y shares have a total return of 7.23% and 45.71%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

      The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS                           NOVEMBER 30, 1999 (unaudited)

Number of
  Shares                                                                 Value
----------                                                            ----------

COMMON STOCKS--94.64%

Agriculture, Food & Beverage--3.44%
     3,700       Archer-Daniels-Midland Co. ...................       $   46,019
     1,600       Bestfoods Co. ................................           87,700
     2,500       Campbell Soup Co. ............................          111,562
     2,500       Coca-Cola Enterprises, Inc. ..................           52,969
     2,800       Conagra, Inc. ................................           67,550
     1,800       General Mills, Inc. ..........................           67,838
     2,100       Heinz, H. J. and Co. .........................           87,937
       800       Hershey Foods Corp. ..........................           39,300
     2,300       Kellogg Co. ..................................           77,912
     8,500       Pepsico, Inc. ................................          293,781
       800       Quaker Oats Co. ..............................           52,200
     2,000       RJR Nabisco Group Holdings Corp. .............           23,125
     5,200       Sara Lee Corp ................................          126,100
       900       Supervalue, Inc. .............................           17,494
     1,900       Sysco Corp. ..................................           72,319
    14,300       The Coca-Cola Co. ............................          962,569
     3,300       Unilever N.V .................................          179,644
       700       Wrigley, Wm. Jr. Co. .........................           58,231
                                                                      ----------
                                                                       2,424,250
                                                                      ----------
Airlines--0.22%
       900       AMR Corp.* ...................................           54,788
       800       Delta Air Lines, Inc. ........................           39,400
     2,900       Southwest Airlines Co. .......................           47,306
       400       US Airways Group, Inc.* ......................           11,175
                                                                      ----------
                                                                         152,669
                                                                      ----------
Alcohol--0.49%
     2,700       Anheuser-Busch Companies, Inc. ...............          201,994
       400       Brown Forman Corp. ...........................           25,075
       200       Coors Adolph Co. .............................            9,950
     2,500       Seagram Co. Ltd. .............................          108,906
                                                                      ----------
                                                                         345,925
                                                                      ----------
Apparel, Retail--0.49%
     5,000       Gap, Inc. ....................................          202,500
     1,300       Limited, Inc. ................................           55,169
       400       Liz Claiborne ................................           14,975
       800       Nordstrom, Inc. ..............................           22,250
     1,900       TJX Companies, Inc. ..........................           49,756
                                                                      ----------
                                                                         344,650
                                                                      ----------
Apparel, Textiles--0.13%
     1,600       Nike, Inc. ...................................           73,600
       700       V. F. Corp. ..................................           20,913
                                                                      ----------
                                                                          94,513
                                                                      ----------
Banks--6.76%
     2,300       Amsouth BanCorpation .........................           51,894
     4,200       Bank of New York Co. Inc. ....................          167,475
     6,800       Bank One Corp. ...............................          239,700
    10,000       BankAmerica Corp. ............................          585,000
     1,900       BB & T Corp. .................................           61,037
    19,600       Citigroup, Inc. ..............................        1,055,950
       900       Comerica, Inc. ...............................           47,700
     1,700       Fifth Third Bancorp ..........................          119,000
     5,500       First Union Corp. ............................          212,781
     5,701       Firstar Corp. ................................          148,226
     1,400       Huntington Bancshares, Inc. ..................           38,763
     2,600       KeyCorp ......................................           70,200
     3,000       Mellon Financial Corp. .......................          109,312
     1,000       Morgan, (J.P.) & Co., Inc. ...................          131,500
     3,600       National City Corp. ..........................           89,775
       600       Northern Trust Corp. .........................           58,087
     1,800       PNC Bank Corp. ...............................          100,350
     1,300       Regions Financial Corp. ......................           35,669
       600       Republic New York Corp. ......................           42,412
     1,000       SouthTrust Corp. .............................           38,813
       900       State Street Corp. ...........................           66,094
     1,100       Summit Bancorp, Inc. .........................           35,888
     1,900       Suntrust Banks, Inc. .........................          132,762
     1,600       Synovus Financial Corp. ......................           32,000
     4,800       The Chase Manhattan Corp. ....................          370,800
       900       Union Planters Corp. .........................           38,363
     4,200       US Bancorp, Inc. .............................          143,587
     1,200       Wachovia Corp. ...............................           92,925
     9,500       Wells Fargo and Co.* .........................          441,750
                                                                      ----------
                                                                       4,757,813
                                                                      ----------
Chemicals--2.13%
     1,300       Air Products & Chemicals, Inc. ...............           42,087
       500       Ashland, Inc. ................................           16,875
       700       Avery Dennison Corp. .........................           41,562
     1,300       Dow Chemical Co. .............................          152,262
     6,000       DuPont (E.I.) de Nemours & Co. ...............          356,625
       500       Eastman Chemical Co. .........................           19,438
       800       Ecolab, Inc. .................................           27,700
       800       Engelhard Corp. ..............................           13,450
       200       FMC Corp.* ...................................            9,700
       900       Goodyear Tire & Rubber Co. ...................           30,375
       400       Great Lakes Chemical Corp. ...................           13,275
       600       Hercules, Inc. ...............................           14,250
     1,500       Illinois Tool Works, Inc. ....................           97,125
       500       Kerr-McGee Corp. .............................           28,625
     2,300       Minnesota Mining & Manufacturing Co. .........          219,794
     3,700       Monsanto Co. .................................          156,094
     1,000       PPG Industries, Inc. .........................           58,562
       900       Praxair, Inc. ................................           40,163
     1,300       Rohm & Haas Co. ..............................           47,612
       500       Sealed Air Corp.* ............................           23,500
     1,000       Sherwin-Williams Co. .........................           21,438
       800       Union Carbide Corp. ..........................           46,800
       600       Vulcan Materials Co. .........................           24,150
                                                                      ----------
                                                                       1,501,462
                                                                      ----------

PAINEWEBBER S&P 500 INDEX FUND

Number of
  Shares                                                                 Value
----------                                                            ----------

COMMON STOCKS--(continued)

Computer Hardware--6.98%
       600       Adaptec Inc.* ................................       $   32,325
       900       Apple Computer, Inc.* ........................           88,087
     1,000       Cabletron Systems, Inc.* .....................           22,938
    18,800       Cisco Systems Inc.* ..........................        1,676,725
     9,900       Compaq Computer Corp. ........................          241,931
     2,100       Computer Corp.* ..............................           83,606
    14,700       Dell Computer Corp.* .........................          632,100
     5,900       EMC Corp.* ...................................          493,019
     1,800       Gateway, Inc.* ...............................          137,475
     5,900       Hewlett-Packard Co. ..........................          559,762
       800       Lexmark International Group, Inc.* ...........           66,400
       400       Network Appliance, Inc.* .....................           47,075
     1,600       Pitney Bowes, Inc. ...........................           76,700
     1,300       Seagate Technology, Inc.* ....................           48,100
     1,200       Silicon Graphics, Inc.* ......................           11,325
     4,500       Sun Microsystems, Inc.* ......................          595,125
     3,900       Xerox Corp. ..................................          105,544
                                                                      ----------
                                                                       4,918,237
                                                                      ----------
Computer Software--6.98%
       700       Adobe Systems, Inc. ..........................           48,081
     1,400       BMC Software, Inc.* ..........................          101,938
     3,100       Computer Associates International, Inc. ......          201,500
     2,100       Compuware Corp.* .............................           71,006
    10,500       IBM Corp. ....................................        1,082,156
    29,600       Microsoft Corp.* (2) .........................        2,694,987
     2,000       Novell, Inc.* ................................           39,125
     8,300       Oracle Systems Corp.* ........................          562,844
     1,600       Parametric Technology Corp.* .................           36,300
     1,400       Peoplesoft, Inc.* ............................           26,338
     1,800       Unisys Corp.* ................................           51,750
                                                                      ----------
                                                                       4,916,025
                                                                      ----------
Construction--0.15%
       300       Armstrong World Industries, Inc. .............           10,050
       400       Centex Corp. .................................            9,500
       500       Fluor Corp. ..................................           21,031
     2,600       Masco Corp. ..................................           65,650
                                                                      ----------
                                                                         106,231
                                                                      ----------
Consumer Durables--0.19%
       500       Black & Decker Corp. .........................           22,437
       600       Grainger, W.W., Inc. .........................           28,275
     1,200       Leggett & Platt, Inc. ........................           25,725
       500       Maytag Corp. .................................           23,844
        60       Water Pik Technologies Inc. ..................              443
       500       Whirlpool Corp. ..............................           30,500
                                                                      ----------
                                                                         131,224
                                                                      ----------
Defense & Aerospace--0.94%
     3,200       Allied-Signal, Inc. ..........................          191,400
     5,600       Boeing Co. ...................................          228,550
     1,200       General Dynamics Corp. .......................           61,875
       700       Goodrich, B.F. Co. ...........................           15,794
     2,300       Lockheed Martin Corp. ........................           45,712
       400       Northrop Grumman Corp. .......................           22,475
     2,000       Raytheon Co. .................................           61,375
       171       Teledyne Technologies Inc.* ..................            1,511
       700       TRW Inc. .....................................           36,531
                                                                      ----------
                                                                         665,223
                                                                      ----------
Diversified Retail-- 3.57%
     1,300       Costco Wholesale Corp.* ......................          119,194
     2,600       Dayton Hudson Corp. ..........................          183,462
       700       Dillard Department Stores, Inc. ..............           13,213
     1,200       Federated Department Stores, Inc.* ...........           56,475
     3,000       K Mart Corp.* ................................           29,812
       900       Kohls Corp.* .................................           64,969
     2,000       May Department Stores Co.* ...................           67,250
     1,600       Penney, (J.C.), Inc. .........................           35,700
     2,200       Sears Roebuck & Co. ..........................           75,212
     9,517       Tyco International Ltd. ......................          381,275
    25,800       Wal Mart Stores, Inc. ........................        1,486,725
                                                                      ----------
                                                                       2,513,287
                                                                      ----------
Drugs & Medicine--7.20%
       400       Allergan, Inc. ...............................           39,350
     7,600       American Home Products Corp. .................          395,200
     6,000       Amgen, Inc.* .................................          273,375
    11,500       Bristol-Myers Squibb Co. .....................          840,219
     1,600       Cardinal Health, Inc. ........................           83,700
     6,300       Lilly, Eli & Co. .............................          452,025
     1,700       McKesson HBOC, Inc. ..........................           39,737
    13,600       Merck & Co., Inc. ............................        1,067,600
    22,400       Pfizer, Inc. .................................          810,600
     2,900       Pharmacia & Upjohn, Inc., ADR ................          158,594
     8,500       Schering-Plough Corp. ........................          434,562
       600       Sigma-Aldrich Corp. ..........................           17,175
     4,900       Warner Lambert Co. ...........................          439,469
       600       Watson Pharmaceuticals, Inc.* ................           22,313
                                                                      ----------
                                                                       5,073,919
                                                                      ----------
Electric Utilities--1.65%
     1,200       AES Corp.* ...................................           69,525
       800       Ameren Corp. .................................           27,700
     1,100       American Electric Power, Inc. ................           34,513
       900       Carolina Power & Light Co. ...................           27,113
     1,200       Central & South West Corp. ...................           24,000
       900       Cinergy Corp. ................................           22,781
       700       CMS Energy Corp. .............................           23,275
     1,300       Consolidated Edison of New York, Inc. ........           44,850
       900       Constellation Energy Group, Inc. .............           26,494
     1,100       Dominion Resources, Inc. .....................           49,912
       900       DTE Energy Co. ...............................           29,756
     2,100       Duke Energy Corp. ............................          106,444
     2,000       Edison International, Inc. ...................           53,000
     1,400       Entergy Corp. ................................           38,587
     1,400       First Energy Corp. ...........................           32,638
       600       Florida Progress Corp. .......................           25,650
     1,000       FPL Group, Inc. ..............................           43,750
       700       General Public Utilities Corp. ...............           22,400
       700       New Century Energies Inc. ....................           22,006
     1,200       Niagara Mohawk Holdings, Inc.* ...............           18,000

PAINEWEBBER S&P 500 INDEX FUND

Number of
  Shares                                                                 Value
----------                                                            ----------

COMMON STOCKS--(continued)

Electric Utilities--(concluded)
       900       Northern States Power Co. ....................       $   18,394
     1,100       PECO Energy Co. ..............................           36,231
       900       Pennsylvania Power & Light Co. ...............           20,756
     2,200       PG&E Corp. ...................................           49,225
       500       Pinnacle West Capital Corp. ..................           16,594
     1,300       Public Service Enterprise Group, Inc. ........           45,500
     1,700       Reliant Energy, Inc. .........................           42,181
     3,900       Southern Co. .................................           91,162
     1,600       Texas Utilities Co. ..........................           57,300
     1,300       Unicom Corp. .................................           41,519
                                                                      ----------
                                                                       1,161,256
                                                                      ----------
Electrical Equipment--5.16%
       900       ADC Telecommunications Inc.* .................           47,981
       400       Comverse Technology Inc.* ....................           48,350
     1,400       Corning, Inc. ................................          131,163
       800       Danaher Corp. ................................           39,300
     1,200       Dover Corp. ..................................           52,050
       400       Eaton Corp. ..................................           30,975
     1,000       General Instrument Corp.* ....................           65,500
       700       Honeywell, Inc. ..............................           78,356
       500       Johnson Controls, Inc. .......................           27,250
       500       KLA-Tencor Corp. * ...........................           42,281
    17,700       Lucent Technologies, Inc. ....................        1,293,206
       300       Millipore Corp. ..............................            9,844
     1,000       Molex Inc. ...................................           50,500
     3,500       Motorola, Inc. ...............................          399,875
     7,700       Nortel Networks Corp. ........................          569,800
       600       PE Corp. .....................................           48,975
       900       Qualcomm, Inc.* ..............................          326,081
       400       Scientific-Atlanta, Inc. .....................           23,325
     1,600       Solectron Corp.* .............................          131,800
       300       Tektronix, Inc. ..............................           10,200
     2,300       Tellabs, Inc.* ...............................          149,213
       900       Teradyne Inc.* ...............................           39,206
     1,000       Thermo Electron Corp.* .......................           15,000
                                                                      ----------
                                                                       3,630,231
                                                                      ----------
Electrical Power--0.36%
       600       Cooper Industries, Inc. ......................           25,763
       300       Cummins Engine Co., Inc. .....................           12,150
     2,500       Emerson Electric Co. .........................          142,500
     1,100       Rockwell International Corp. .................           54,587
       400       Thomas & Betts Corp. .........................           16,400
                                                                      ----------
                                                                         251,400
                                                                      ----------
Energy Reserves & Production--4.47%
       600       Amerada Hess Corp. ...........................           34,763
       800       Anadarko Petroleum Corp. .....................           24,100
       700       Apache Corp. .................................           25,069
     1,900       Atlantic Richfield Co. .......................          183,112
     1,100       Burlington Resources, Inc. ...................           36,988
     3,800       Chevron Corp. ................................          336,537
    18,500       Exxon/Mobil Corp. ............................        1,579,781
     2,100       Occidental Petroleum Corp. ...................           46,069
     1,500       Phillips Petroleum Co. .......................           71,719
    12,400       Royal Dutch Petroleum Co., ADR ...............          719,200
       900       Tosco Corp. ..................................           24,356
     1,500       Union Pacific Resources Group, Inc. ..........           19,594
     1,400       Unocal Corp. .................................           46,462
                                                                      ----------
                                                                       3,147,750
                                                                      ----------
Entertainment-- 0.50%
     3,500       Carnival Corp. ...............................          154,438
     4,000       Viacom, Inc., Class B* .......................          199,000
                                                                      ----------
                                                                         353,438
                                                                      ----------
Environmental Services--0.10%
     1,200       Allied Waste Industries Inc.* ................            9,750
     3,600       Waste Management, Inc. .......................           58,500
                                                                      ----------
                                                                          68,250
                                                                      ----------
Financial Services--6.38%
     2,600       American Express Co. .........................          393,412
     1,500       AON Corp. ....................................           53,531
     4,200       Associates First Capital Corp. ...............          139,650
       600       Block, H&R, Inc. .............................           25,800
     1,100       Capital One Financial Corp. ..................           51,219
     4,200       Cendant Corp.* ...............................           69,563
       700       Countrywide Credit Industries, Inc. ..........           19,688
       900       Equifax, Inc. ................................           22,275
     4,000       Federal Home Loan Mortgage Corp. .............          197,500
     5,900       Federal National Mortgage Association ........          393,087
     5,300       FleetBoston Financial Corp. ..................          200,406
    19,000       General Electric Co. .........................        2,470,000
     2,800       Household International, Inc. ................          110,775
     1,500       Marsh & McLennan Companies, Inc. .............          117,937
     4,600       MBNA Corp. ...................................          116,150
       800       Providian Corp. ..............................           63,300
       900       SLM Holding Corp. ............................           44,606
                                                                      ----------
                                                                       4,488,899
                                                                      ----------
Food Retail--0.44%
     2,400       Albertson's, Inc. ............................           76,650
     4,800       Kroger Co.* ..................................          102,300
     3,000       Safeway, Inc.* ...............................          110,625
       900       Winn Dixie Stores, Inc. ......................           23,569
                                                                      ----------
                                                                         313,144
                                                                      ----------
Forest Products, Paper--0.92%
       300       Bemis, Inc. ..................................            9,450
       400       Boise Cascade Corp. ..........................           13,850
       600       Champion International Corp. .................           33,262
     1,300       Fort James Corp. .............................           37,375
     1,000       Georgia-Pacific Corp. ........................           39,812
     2,400       International Paper Co. ......................          125,250
     3,100       Kimberly Clark Corp. .........................          198,012
       700       Louisiana Pacific Corp. ......................            8,575
       600       Mead Corp. ...................................           21,413
     1,100       Pactiv Corp.* ................................           11,275
       300       Temple-Inland, Inc. ..........................           17,175
       600       Westvaco Corp. ...............................           18,113
     1,400       Weyerhaeuser Co. .............................           85,750
       700       Willamette Industries, Inc. ..................           28,963
                                                                      ----------
                                                                         648,275
                                                                      ----------

PAINEWEBBER S&P 500 INDEX FUND

Number of
  Shares                                                                 Value
----------                                                            ----------

COMMON STOCKS--(continued)

Freight, Air, Sea & Land-- 0.12%
     1,700       FDX Corp.* ...................................       $   71,719
     2,200       Laidlaw, Inc. ................................           13,475
                                                                      ----------
                                                                          85,194
                                                                      ----------
Gas Utility--0.22%
       500       Columbia Energy Group ........................           31,375
       600       Consolidated Natural Gas Co. .................           38,475
     1,300       El Paso Energy Corp. .........................           50,050
       300       NICOR, Inc. ..................................           10,406
     1,400       Sempra Energy ................................           25,900
                                                                      ----------
                                                                         156,206
                                                                      ----------
Heavy Machinery--0.09%
     1,400       Deere & Co. ..................................           60,113
                                                                      ----------
Hotels--0.15%
       800       Harrah's Entertainment, Inc.* ................           22,100
     1,600       Hilton Hotels Corp. ..........................           16,100
     1,500       Marriott International, Inc. .................           48,844
     1,200       Mirage Resorts, Inc.* ........................           15,375
                                                                      ----------
                                                                         102,419
                                                                      ----------
Household Products--2.22%
     1,500       Avon Products, Inc. ..........................           54,656
     1,400       Clorox Co. ...................................           62,387
     3,400       Colgate-Palmolive Co. ........................          186,575
     1,000       Fortune Brands, Inc. .........................           34,188
     6,300       Gillette Co. .................................          253,181
       600       International Flavors and Fragrances .........           22,088
       300       National Service Industries, Inc. ............            8,869
     1,700       Newell Rubbermaid, Inc. ......................           55,781
     7,700       Procter & Gamble Co. .........................          831,600
     1,900       Ralston Purina Co. ...........................           56,406
                                                                      ----------
                                                                       1,565,731
                                                                      ----------
Industrial Parts--0.73%
       200       Briggs & Stratton Corp. ......................           10,688
     2,100       Caterpillar, Inc. ............................           97,387
       500       Crane Co. ....................................            9,188
     1,100       Genuine Parts Co. ............................           28,325
     1,000       Ingersoll Rand Co. ...........................           48,437
       600       ITT Industries, Inc. .........................           20,925
       800       Pall Corp. ...................................           18,750
       600       Parker-Hannifin Corp. ........................           28,238
       400       Snap-On, Inc. ................................           12,100
       600       Stanley Works ................................           18,675
       900       Textron, Inc. ................................           63,956
     2,800       United Technologies Corp. ....................          158,200
                                                                      ----------
                                                                         514,869
                                                                      ----------
Industrial Services/Supplies--0.01%
       500       Ryder Systems, Inc. ..........................           11,281
                                                                      ----------
Information & Computer Services--2.53%
    12,800       America Online Inc.* .........................          930,400
     3,600       Automatic Data Processing, Inc. ..............          177,750
       900       Ceridian Corp.* ..............................           19,463
       900       Computer Sciences Corp.* .....................           58,725
     1,000       Dun & Bradstreet Corp. .......................           27,000
     2,900       Electronic Data Systems Corp. ................          186,506
     2,500       First Data Corp. .............................          108,125
     1,800       IMS Health, Inc. .............................           42,412
     1,600       Interpublic Group Companies, Inc. ............           75,200
     1,000       Omnicom Group, Inc. ..........................           88,125
     1,400       Paychex, Inc. ................................           55,912
       600       Quintiles Transnational Corp.* ...............           13,238
                                                                      ----------
                                                                       1,782,856
                                                                      ----------
Leisure--0.26%
       600       Brunswick Corp. ..............................           13,088
     1,800       Eastman Kodak Co. ............................          111,375
     1,200       Hasbro, Inc. .................................           25,875
     2,500       Mattel, Inc. .................................           35,781
                                                                      ----------
                                                                         186,119
                                                                      ----------
Life Insurance--0.68%
       800       Aetna Life & Casualty Co. ....................           43,700
     1,500       AFLAC, Inc. ..................................           71,813
     1,400       American General Corp. .......................          102,637
     1,200       CIGNA Corp. ..................................           98,700
     1,900       Conseco, Inc. ................................           38,475
     1,200       Lincoln National Corp. .......................           50,025
       800       Torchmark, Inc. ..............................           25,400
     1,400       UnumProvident Corp. ..........................           45,588
                                                                      ----------
                                                                         476,338
                                                                      ----------
Long Distance & Phone Companies--7.40%
    18,500       AT&T Corp. ...................................        1,033,687
     9,000       Bell Atlantic Corp. ..........................          569,813
    10,900       BellSouth Corp. ..............................          503,444
       800       Century Telephone Enterprises, Inc. ..........           36,800
     4,400       Global Crossing Ltd.* ........................          191,950
     5,700       GTE Corp. ....................................          416,100
    10,900       MCI WorldCom Inc.* ...........................          901,294
    19,800       SBC Communications, Inc. .....................        1,028,362
     5,000       Sprint Corp. .................................          346,875
     2,900       U.S. West, Inc. ..............................          179,981
                                                                      ----------
                                                                       5,208,306
                                                                      ----------
Media--2.46%
     4,424       CBS Corp.* ...................................          230,048
     2,000       Clear Channel Communications* ................          160,750
     4,300       Comcast Corp., Class A .......................          194,306
    11,900       Disney, Walt Co. .............................          331,712
     3,500       Mediaone Group, Inc.* ........................          277,375
       300       Meredith Corp. ...............................           11,344
     7,500       Time Warner, Inc. ............................          462,656
     1,400       Tribune Co. ..................................           67,288
                                                                      ----------
                                                                       1,735,479
                                                                      ----------
Medical Products--2.57%
     8,800       Abbott Laboratories ..........................          334,400
       600       Alza Corp.* ..................................           25,913
       300       Bard, C.R., Inc. .............................           16,294
       300       Bausch & Lomb, Inc. ..........................           16,444
     1,700       Baxter International, Inc. ...................          114,856
     1,500       Becton, Dickinson & Co. ......................           40,875
       700       Biomet, Inc. .................................           22,181
     2,400       Boston Scientific Corp.* .....................           50,700

PAINEWEBBER S&P 500 INDEX FUND

Number of
  Shares                                                                 Value
----------                                                            ----------

COMMON STOCKS--(continued)

Medical Products--(concluded)
     1,700       Guidant Corp. ................................       $   85,000
     7,800       Johnson & Johnson ............................          809,250
       400       Mallinckrodt Group, Inc. .....................           13,300
     6,800       Medtronic, Inc. ..............................          264,350
       500       St. Jude Medical, Inc.* ......................           13,281
                                                                      ----------
                                                                       1,806,844
                                                                      ----------
Medical Providers-- 0.35%
     3,300       Columbia/HCA Healthcare Corp. ................           89,925
       700       HCR Manor Care Inc. ..........................           14,044
     2,600       HEALTHSOUTH Corp.* ...........................           14,788
     1,700       Service Corp. International ..................           12,856
     1,900       Tenet Healthcare Corp.* ......................           42,394
     1,000       United Healthcare Corp. ......................           51,937
       400       Wellpoint Health Networks, Inc.* .............           23,025
                                                                      ----------
                                                                         248,969
                                                                      ----------
Mining & Metals--0.51%
     1,300       Alcan Aluminum Ltd. ..........................           44,200
     2,100       Alcoa, Inc. ..................................          137,550
       600       Allegheny Technologies Inc. ..................           15,113
       800       Crown Cork & Seal, Inc. ......................           16,300
     1,200       Inco Ltd.* ...................................           22,050
       500       Nucor Corp. ..................................           25,219
       900       Owens Illinois, Inc.* ........................           21,544
       490       Phelps Dodge Corp. ...........................           25,480
       400       Reynolds Metals Co. ..........................           25,025
       600       USX-U.S. Steel Group, Inc. ...................           15,187
       600       Worthington Industries, Inc. .................            9,600
                                                                      ----------
                                                                         357,268
                                                                      ----------
Motor Vehicles--1.05%
     1,000       DANA Corp. ...................................           27,750
     3,400       Delphi Automotive Systems Corp. ..............           53,550
     7,000       Ford Motor Co. ...............................          353,500
     3,700       General Motors Corp. .........................          266,400
       400       Navistar International Corp.* ................           14,875
       500       PACCAR, Inc. .................................           20,562
                                                                      ----------
                                                                         736,637
                                                                      ----------
Oil Refining--0.91%
     1,300       Coastal Corp. ................................           45,825
     3,600       Conoco, Inc. .................................           94,275
     4,100       Enron Corp. ..................................          156,056
       600       Sunoco, Inc. .................................           15,338
     3,200       Texaco, Inc. .................................          195,000
     1,800       USX-Marathon Group ...........................           47,587
     2,500       Williams Companies, Inc. .....................           84,375
                                                                      ----------
                                                                         638,456
                                                                      ----------
Oil Services--0.49%
     2,000       Baker Hughes, Inc. ...........................           50,500
     2,600       Halliburton Co. ..............................          100,588
     3,200       Schlumberger Ltd. ............................          192,200
                                                                      ----------
                                                                         343,288
                                                                      ----------
Other Insurance--2.04%
     4,600       Allstate Corp. ...............................          120,462
     9,000       American International Group Inc. ............          929,250
     1,000       Chubb Corp. ..................................           53,562
     1,000       Cincinnati Financial Corp. ...................           33,500
     1,300       Hartford Financial Services Group, Inc. ......           60,694
       600       Jefferson-Pilot Corp. ........................           40,725
       700       Loews Corp. ..................................           44,800
       600       MBIA Inc. ....................................           30,000
       600       MGIC Investment Corp. ........................           33,900
       800       SAFECO Corp. .................................           18,950
     1,300       St. Paul Companies, Inc. .....................           39,244
       400       The Progressive Corp. ........................           32,225
                                                                      ----------
                                                                       1,437,312
                                                                      ----------
Precious Metals--0.16%
     2,300       Barrick Gold Corp. ...........................           41,400
     1,000       Freeport-McMoran Copper & Gold, Inc.* ........           15,813
     1,600       Homestake Mining Co. .........................           13,200
     1,000       Newmont Mining Corp. .........................           23,687
     1,900       Placer Dome, Inc. ............................           21,613
                                                                      ----------
                                                                         115,713
                                                                      ----------
Publishing--0.51%
       500       American Greetings Corp., Class A ............           11,781
       500       Deluxe Corp. .................................           13,094
       800       Donnelley, R.R. & Sons Co. ...................           19,200
       500       Dow Jones & Co., Inc. ........................           30,313
     1,600       Gannett, Inc. ................................          114,500
       500       Harcourt General, Inc. .......................           16,563
       500       Knight Ridder, Inc. ..........................           27,281
     1,100       McGraw-Hill Companies, Inc. ..................           62,356
     1,000       New York Times Co., Class A ..................           38,437
       400       Times Mirror Co. .............................           25,825
                                                                      ----------
                                                                         359,350
                                                                      ----------
Railroads--0.40%
     2,700       Burlington Northern Santa Fe, Inc. ...........           78,300
     1,300       CSX Corp. ....................................           46,231
       700       Kansas City Southern Industries, Inc. ........           41,694
     2,200       Norfolk Southern Corp. .......................           47,025
     1,400       Union Pacific Corp. ..........................           65,888
                                                                      ----------
                                                                         279,138
                                                                      ----------
Restaurants--0.59%
       800       Darden Restaurants, Inc. .....................           14,250
     7,800       McDonalds Corp. ..............................          351,000
       900       Tricon Global Restaurants, Inc.* .............           37,350
       700       Wendy's International, Inc. ..................           15,444
                                                                      ----------
                                                                         418,044
                                                                      ----------
Securities & Asset Management--1.31%
       840       Bear Stearns Co., Inc. .......................           34,283
     4,800       Charles Schwab Corp. .........................          182,100
     1,500       Franklin Resources, Inc. .....................           47,156
       700       Lehman Brothers Holdings, Inc. ...............           53,463
     2,200       Merrill Lynch & Co., Inc. ....................          177,375
     3,300       Morgan Stanley Dean Witter & Co. .............          398,062

PAINEWEBBER S&P 500 INDEX FUND

Number of
  Shares                                                                 Value
----------                                                            ----------

COMMON STOCKS--(concluded)

Securities & Asset Management--(concluded)
       800       T Rowe Price & Associates Inc. ...............       $   28,800
                                                                      ----------
                                                                         921,239
                                                                      ----------
Semiconductor--3.53%
       900       Advanced Micro Devices, Inc.* ................           25,425
     1,000       Analog Devices Inc.* .........................           57,438
     2,200       Applied Materials, Inc.* .....................          214,362
    19,100       Intel Corp. ..................................        1,464,731
       900       LSI Logic Corp.* .............................           54,394
     1,500       Micron Technology, Inc.* .....................          100,687
     1,000       National Semiconductor Corp.* ................           42,500
       300       Perkinelmer, Inc. ............................           12,338
     4,500       Texas Instruments, Inc. ......................          432,281
       900       Xilinx Inc.* .................................           80,550
                                                                      ----------
                                                                       2,484,706
                                                                      ----------
Specialty Retail--2.11%
       900       Autozone, Inc.* ..............................           24,806
       800       Bed, Bath & Beyond Inc.* .....................           25,000
     1,200       Best Buy Co. Inc.* ...........................           75,000
     1,200       Circuit City Stores, Inc. ....................           58,200
       700       Consolidated Stores Corp.* ...................           11,025
     2,300       CVS Corp. ....................................           91,281
     1,300       Dollar General Corp. .........................           31,850
     8,600       Home Depot, Inc. .............................          679,937
     2,200       Lowe's Companies, Inc. .......................          109,588
     2,200       Office Depot Inc.* ...........................           24,475
     1,600       Rite Aid Corp. ...............................           12,100
     2,700       Staples, Inc.* ...............................           63,450
     1,100       Tandy Corp. ..................................           84,288
     1,500       Toys R Us, Inc.* .............................           26,250
     5,800       Walgreen Co. .................................          168,925
                                                                      ----------
                                                                       1,486,175
                                                                      ----------
Thrift--0.18%
       300       Golden West Financial Corp. ..................           30,281
     3,400       Washington Mutual, Inc. ......................           98,600
                                                                      ----------
                                                                         128,881
                                                                      ----------
Tobacco--0.55%
    13,800       Philip Morris Companies, Inc. ................          363,113
     1,000       UST, Inc. ....................................           26,625
                                                                      ----------
                                                                         389,738
                                                                      ----------
Wireless Telecommunications--0.84%
     1,800       Alltel Corp. .................................          155,700
     2,100       Nextel Communications, Inc.* .................          208,162
     2,500       Sprint Corp.* (1) ............................          229,375
                                                                      ----------
                                                                         593,237
                                                                      ----------
Total Common Stocks (cost--$59,248,608) .......................       66,637,977
                                                                      ----------

Principal
  Amount                                                                   Maturity     Interest
  (000)                                                                      Date         Rate
---------                                                                  --------     --------
Short Term Government Securities--5.02%
$  2,000  Federal Home Loan Mortgage Corp. Discount Notes .............    12/15/99       5.40%       1,995,800
   1,541  Federal National Mortgage Association Discount Notes ........    12/01/99       5.61        1,541,000
                                                                                                    -----------
Total Short Term Government Securities (cost--$3,536,800)........................................     3,536,800
                                                                                                    -----------
Total Investments (cost--$62,785,408)--99.66%....................................................    70,174,777

Other assets in excess of liabilities--0.34%.....................................................       237,654
                                                                                                    -----------
        Net Assets--100.0%.......................................................................   $70,412,431
                                                                                                    ===========

----------
*Non-income producing security
ADR  American Depositary Receipt
(1) Security or portion thereof, was on loan at November 30, 1999.
(2) A portion pledged as collateral for open futures contracts.

FUTURES CONTRACTS

  Number of                                         Expiration       Unrealized
  Contracts                                            Date         Appreciation
------------                                        ----------      ------------
              Long Contracts
              ---------------
     38       S&P 500 Index Futures............       Dec-99         $  27,213
                                                                     =========

                 See accompanying notes to financial statements

PAINEWEBBER S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES                NOVEMBER 30, 1999 (unaudited)

Assets

Investments in securities, at value (cost--$62,785,408) ..........................................   $70,174,777
Investments of cash collateral received for securities loaned, at value (cost--$211,200) .........       211,200
Cash .............................................................................................           545
Receivable for shares of beneficial interest sold ................................................       320,485
Dividends receivable .............................................................................        85,023
Deferred organizational expenses .................................................................        77,751
Receivable for investments sold ..................................................................        34,177
Other assets .....................................................................................        45,317
                                                                                                     -----------
Total assets .....................................................................................    70,949,275
                                                                                                     -----------
Liabilities

Payable for cash collateral ......................................................................       211,200
Payable for shares of beneficial interest repurchased ............................................       140,891
Payable for investments purchased ................................................................        50,500
Payable for variation margin .....................................................................        35,910
Payable to affiliates ............................................................................        35,046
Accrued expenses and other liabilities ...........................................................        63,297
                                                                                                     -----------
Total liabilities ................................................................................       536,844
                                                                                                     -----------
Net assets

Beneficial interest--$0.001 par value (unlimited amount authorized) ..............................    61,697,445
Undistributed net investment income ..............................................................       234,757
Accumulated net realized gains from investment and futures transactions ..........................     1,063,647
Net unrealized appreciation of investments and futures ...........................................     7,416,582
                                                                                                     -----------
Net assets .......................................................................................   $70,412,431
                                                                                                     ===========
Class A:

Net assets .......................................................................................   $25,690,210
                                                                                                     -----------
Shares outstanding ...............................................................................     1,435,077
                                                                                                     -----------
Net asset value and redemption value per share ...................................................        $17.90
                                                                                                     ===========
Maximum offering price per share (net asset value plus sales charge of 2.50% of offering price) ..        $18.36
                                                                                                     ===========

Class C:

Net assets .......................................................................................   $35,007,913
                                                                                                     -----------
Shares outstanding ...............................................................................     1,971,539
                                                                                                     -----------
Net asset value and offering price per share .....................................................        $17.76
                                                                                                     ===========

Class Y:

Net assets .......................................................................................   $ 9,714,308
                                                                                                     -----------
Shares outstanding ...............................................................................       541,302
                                                                                                     -----------
Net asset value, offering price and redemption value per share ...................................        $17.95
                                                                                                     ===========

                 See accompanying notes to financial statements

PAINEWEBBER S&P 500 INDEX FUND

STATEMENT OF OPERATIONS

                                                                       For the Six
                                                                       Months Ended
                                                                    November 30, 1999
                                                                        (unaudited)
                                                                    -----------------
Investment income:

Dividends and interest (net of foreign withholding tax of $1,737) ..   $   403,206
                                                                       -----------
Expenses:

Investment advisory and administration .............................        60,683
Service fees --Class A .............................................        28,438
Service and distribution fees --Class C ............................       149,240
Federal and state registration .....................................        40,060
Legal and audit ....................................................        36,051
Reports and notices to shareholders ................................        32,039
Custody and accounting .............................................        19,032
Transfer agency ....................................................        16,456
Amortization of organizational expense .............................         7,547
Trustees' fees .....................................................         5,250
Other expenses .....................................................        16,471
                                                                       -----------
                                                                           411,267
Less: Fee waivers and expense reimbursements from adviser ..........      (128,051)
                                                                       -----------

Net expenses .......................................................       283,216
                                                                       -----------
Net investment income ..............................................       119,990
                                                                       -----------

Realized and unrealized gains from investment activities:

Net realized gains from:
  Investment transactions ..........................................       299,867
  Futures contracts ................................................        31,843

Net change in unrealized appreciation/depreciation of:
  Investments ......................................................     3,150,014
  Futures ..........................................................       317,026
                                                                       -----------

Net realized and unrealized gains from investment activities .......     3,798,750
                                                                       -----------

Net increase in net assets resulting from operations ...............   $ 3,918,740
                                                                       ===========

                 See accompanying notes to financial statements

PAINEWEBBER S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       For the Six
                                                                                                       Months Ended    For the Year
                                                                                                    November 30, 1999      Ended
                                                                                                       (unaudited)     May 31, 1999
                                                                                                    -----------------  ------------
From operations:

Net investment income ..............................................................................   $    119,990    $    190,247
Net realized gains from investment and futures transactions ........................................        331,710       1,096,431
Net change in unrealized appreciation/depreciation of investments and futures ......................      3,467,040       2,743,704
                                                                                                       ------------    ------------
Net increase in net assets resulting from operations ...............................................      3,918,740       4,030,382
                                                                                                       ------------    ------------

Dividends and distributions to shareholders from:

Net investment income--Class A .....................................................................             --         (73,805)
Net investment income--Class C .....................................................................             --         (25,116)
Net investment income--Class Y .....................................................................             --         (49,729)
Net realized gains from investment transactions--Class A ...........................................             --         (62,231)
Net realized gains from investment transactions--Class C ...........................................             --         (24,361)
Net realized gains from investment transactions--Class Y ...........................................             --         (41,894)
                                                                                                       ------------    ------------
Total dividends and distributions to shareholders ..................................................             --        (277,136)
                                                                                                       ------------    ------------

From beneficial interest transactions:

Net proceeds from the sale of shares ...............................................................     27,108,277      54,058,949
Cost of shares repurchased .........................................................................     (9,828,520)    (22,528,886)
Proceeds from dividends reinvested .................................................................             --         249,577
                                                                                                       ------------    ------------
Net increase in net assets from beneficial interest transactions ...................................     17,279,757      31,779,640
                                                                                                       ------------    ------------

Net increase in net assets .........................................................................     21,198,497      35,532,886

Net assets:

Beginning of period ................................................................................     49,213,934      13,681,048
                                                                                                       ------------    ------------
End of period (including undistributed net investment income of $234,757 and $114,767, respectively)   $ 70,412,431    $ 49,213,934
                                                                                                       ============    ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      PaineWebber S&P 500 Index Fund (the "Fund")is a series of PaineWebber Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations. Prior to the commencement of operations on December 31, 1997, the Fund had no activity other than the sale of 4,000 Class X (formerly Class A) shares and 4,000 Class Y shares for $100,000 on October 6, 1997 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser, administrator and distributor, and a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber").

      Currently, the Fund offers Class A, Class C and Class Yshares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service charges and certain transfer agency expenses. All classes of shares have equal voting privileges except that Class A and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.

      The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      Valuation of Investments--The Fund calculates its net asset value based on the current market value for the portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins. If a market value is not available from an independent pricing source for a particular security, that security, is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

      Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

      Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as

NOTES TO FINANCIAL STATEMENTS (unaudited)

adjustments to interest income and the identified cost of investments.

      Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

      Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequently, payments, known as "variation margin" are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

      Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund uses financial futures contracts as an alternative to investing directly in the underlying securities or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not permit full control of these risks at all times.

      Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

      The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. For the six months ended November 30, 1999, Mitchell Hutchins has voluntarily undertaken to waive all advisory fees and reimburse a portion of other expenses.

DISTRIBUTION PLANS

      Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A and Class C and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class C.

      Mitchell Hutchins also receives the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended November 30, 1999, it earned $89,337 in sales charges.

NOTES TO FINANCIAL STATEMENTS (unaudited)

TRANSFER AGENCY SERVICE FEES

      PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the six months ended November 30, 1999, PaineWebber received from PFPC, Inc., not the Fund, approximately 49% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

SECURITY LENDING

      The Fund may lend securities up to 331 1/43% of its total assets to qualified institutions. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins, in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who earned $34 in compensation from the Fund in that capacity for the six months ended November 30, 1999. At November 30, 1999, the Fund owed PaineWebber $14 in compensation.

      As of November 30, 1999, the Fund held cash and/or cash equivalents having an aggregate value of $211,200 as collateral for portfolio securities loaned having a market value of $201,850 which was invested in the following money market fund:

Number of
  Shares                                                                  Value
---------                                                               --------

  49,865   Liquid Assets Portfolio..................................... $ 49,865
 160,935   Mitchell Hutchins Private Money Market Fund LLC.............  160,935
     400   Prime Portfolio.............................................      400
                                                                        --------
           Total Investments of cash collateral received for
           securities on loan (cost--$211,200)......................... $211,200
                                                                        ========
BANK LINE OF CREDIT

      The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended November 30, 1999, the Fund did not borrow under the Facility.

INVESTMENTS IN SECURITIES

      For federal income tax purposes, the cost of securities owned at November 30, 1999 was substantially the same as the cost of securities for financial statement purposes. At November 30, 1999, the components of net unrealized appreciation of investments (excluding futures contracts) were as follows:

      Gross appreciation (investments having an excess of
        value over cost)                                            $10,614,975
      Gross depreciation (investments having an excess of
        cost over value)                                             (3,225,606)
                                                                    -----------
      Net unrealized appreciation of investments......              $ 7,389,369
                                                                    ===========

NOTES TO FINANCIAL STATEMENTS (unaudited)

      For the six months ended November 30, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

      Purchases.......................................       $23,040,517
      Sales...........................................       $ 1,482,559

FEDERAL TAX STATUS

      The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

BENEFICIAL INTEREST

      There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                       Class A                     Class C                     Class Y
                                               ------------------------    ------------------------     -----------------------
                                                Shares         Amount       Shares         Amount       Shares         Amount
                                               --------    ------------    --------    ------------     -------    ------------
For the six months ended November 30, 1999:
Shares sold ................................    531,577    $  9,199,840     807,580    $ 13,842,605     231,751    $  4,065,832
Shares repurchased .........................   (228,425)     (3,898,095)   (266,925)     (4,563,906)    (77,649)     (1,366,519)
                                               --------    ------------    --------    ------------     -------    ------------
Net increase ...............................    303,152    $  5,301,745     540,655    $  9,278,699     154,102    $  2,699,313
                                               ========    ============    ========    ============     =======    ============

                                                      Class A*                       Class C**
                                              -------------------------    ----------------------------
                                               Shares          Amount          Shares         Amount
                                              ---------    ------------    ------------    ------------
For the year ended May 31, 1999:
Shares sold ...............................   1,409,840    $ 21,361,104       1,620,838    $ 25,846,090
Shares repurchased ........................    (285,423)     (4,514,742)       (193,103)     (3,095,455)
Dividends reinvested ......................       7,508         111,868           3,149          46,857
Shares converted from Class X to Class Y ..          --              --              --              --
                                              ---------    ------------    ------------    ------------
Net increase (decrease) ...................   1,131,925    $ 16,958,230       1,430,884    $ 22,797,492
                                              =========    ============    ============    ============

                                                       Class X***                       Class Y
                                              ----------------------------    ----------------------------
                                                 Shares          Amount          Shares          Amount
                                              ------------    ------------    ------------    ------------
For the year ended May 31, 1999:
Shares sold ...............................        171,810    $  2,361,185         295,702    $  4,490,570
Shares repurchased ........................        (28,956)       (398,536)     (1,026,540)    (14,520,153)
Dividends reinvested ......................             --              --           6,097          90,852
Shares converted from Class X to Class Y ..       (198,767)     (2,627,695)        198,616       2,627,695
                                              ------------    ------------    ------------    ------------
Net increase (decrease) ...................        (55,913)   $   (665,046)       (526,125)   $ (7,311,036)
                                              ============    ============    ============    ============

----------
*     Commencement of issuance of shares--October 2, 1998
**    Commencement of issuance of shares--October 7, 1998
*** Shares of former Class A were renamed Class X and then converted into Class Y on September 30, 1998.

PAINEWEBBER S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                       Class A                          Class C
                                             --------------------------      ----------------------------
                                                              For the                           For the
                                               For the         Period          For the           Period
                                              Six Months     October 2,      Six Months        October 7,
                                                Ended           1998+           Ended             1998+
                                             November 30,      through       November 30,       through
                                                 1999          May 31,          1999             May 31,
                                             (unaudited)        1999         (unaudited)          1999
                                             ----------      ----------       ----------       ----------
Net asset value, beginning of period .....   $    16.72      $    12.83       $    16.64       $    12.80
                                             ----------      ----------       ----------       ----------
Net investment income ....................         0.06*           0.08*              --             0.02*
Net realized and unrealized gains
  (losses) from investments and futures ..         1.12*           4.03*            1.12*            4.02*
                                             ----------      ----------       ----------       ----------
Net increase (decrease) from
  investment operations ..................         1.18            4.11             1.12             4.04
                                             ----------      ----------       ----------       ----------
Dividends from net investment income .....           --           (0.12)              --            (0.10)
Distributions from net realized gains
  from investment transactions ...........           --           (0.10)              --            (0.10)
                                             ----------      ----------       ----------       ----------
Total dividends and distributions to
  shareholders ...........................           --           (0.22)              --            (0.20)
                                             ----------      ----------       ----------       ----------
Net asset value, end of period ...........   $    17.90      $    16.72       $    17.76       $    16.64
                                             ==========      ==========       ==========       ==========
Total investment return (1) ..............         7.06%          32.23%            6.73%           31.77%
                                             ==========      ==========       ==========       ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) ........   $   25,690      $   18,920       $   35,008       $   23,813
Expenses to average net assets
  net of waivers and reimbursements
  from adviser ...........................         0.60%**         0.60%**          1.35%**          1.35%**
Expenses to average net assets
  before waivers and reimbursements
  from adviser ...........................         1.03%**         1.52%**          1.77%**          2.24%**
Net investment income (loss) to average
  net assets net of waivers and
  reimbursements from adviser ............         0.74%**         0.87%**         (0.01)%**         0.17%**
Net investment income (loss) to average
  net assets before waivers and
  reimbursements from adviser ............         0.31%**        (0.06)%**        (0.43)%**        (0.73)%**
  Portfolio turnover rate ................            3%             62%               3%              62%

----------
*     Calculated using average daily shares outstanding for the period
**    Annualized
+     Commencement of issuance of shares
++ Shares of former Class A were renamed Class X and then converted into Class Y on September 30, 1998
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for the periods of less than one year has not been annualized.

                                                       Class X                                     Class Y
                                             ---------------------------       -----------------------------------------
                                                                For the                                        For the
                                                For the         Period           For the                        Period
                                                Period        December 31,     Six Months       For the      December 31,
                                             June 1, 1998        1997+           Ended            Year           1997+
                                                through         through       November 30,       Ended         through
                                             September 30,      May 31,           1999           May 31,        May 31,
                                                1998++           1998         (unaudited)         1999           1998
                                             ----------       ----------       ----------      ----------     ----------
Net asset value, beginning of period .....   $    14.11       $    12.50       $    16.74      $    14.12     $    12.50
                                             ----------       ----------       ----------      ----------     ----------
Net investment income ....................         0.05*            0.03             0.09*           0.16*          0.06
Net realized and unrealized gains
  (losses) from investments and futures ..        (0.94)*           1.58             1.12*           2.68*          1.56
                                             ----------       ----------       ----------      ----------     ----------
Net increase (decrease) from
  investment operations ..................        (0.89)            1.61             1.21            2.84           1.62
                                             ----------       ----------       ----------      ----------     ----------
Dividends from net investment income .....           --               --               --           (0.12)            --
Distributions from net realized gains
  from investment transactions ...........           --               --               --           (0.10)            --
                                             ----------       ----------       ----------      ----------     ----------
Total dividends and distributions to
  shareholders ...........................           --               --               --           (0.22)            --
                                             ----------       ----------       ----------      ----------     ----------
Net asset value, end of period ...........   $    13.22       $    14.11       $    17.95      $    16.74     $    14.12
                                             ==========       ==========       ==========      ==========     ==========
Total investment return (1) ..............        (6.31)%          12.88%            7.23%          20.30%         12.96%
                                             ==========       ==========       ==========      ==========     ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) ........   $        0       $      789       $    9,714      $    6,480     $   12,892
Expenses to average net assets
  net of waivers and reimbursements
  from adviser ...........................         0.40%**          0.40%**          0.35%**         0.35%          0.35%**
Expenses to average net assets
  before waivers and reimbursements
  from adviser ...........................         1.29%**          2.25%**          0.77%**         1.29%          2.22%**
Net investment income (loss) to average
  net assets net of waivers and
  reimbursements from adviser ............         1.19%**          1.26%**          0.98%**         1.12%          1.41%**
Net investment income (loss) to average
  net assets before waivers and
  reimbursements from adviser ............         0.29%**         (0.60)%**         0.56%**         0.18%         (0.46)%**
  Portfolio turnover rate ................           73%               1%               3%             62%             1%

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

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

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

================================================================================

TRUSTEES

E. Garrett Bewkes, Jr.              Meyer Feldberg
Chairman
                                    George W. Gowen
Margo N. Alexander
                                    Frederic V. Malek
Richard Q. Armstrong
                                    Carl W. Schafer
Richard R. Burt
                                    Brian M. Storms
Mary C. Farrell

PRINCIPAL OFFICERS

Margo N. Alexander                  Paul H. Schubert
President                           Vice President and Treasurer

Victoria E. Schonfeld               T. Kirkham Barneby
Vice President                      Vice President

Dianne E. O'Donnell
Vice President and Secretary

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

A prospectus containing more complete information for any of the funds listed on the back cover can be obtained from a PaineWebber financial advisor or corresponding firm. Read the prospectus carefully before investing.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

PaineWebber offers a family of 28 funds which encompass a diversified range of investment goals.

BOND FUNDS

o     High Income Fund

o     Investment Grade Income Fund

o     Low Duration U.S. Government Income Fund

o     Strategic Income Fund

o     U.S. Government Income Fund

TAX-FREE BOND FUNDS

o     California Tax-Free Income Fund

o     Municipal High Income Fund

o     National Tax-Free Income Fund

o     New York Tax-Free Income Fund

STOCK FUNDS

o     Financial Services Growth Fund

o     Growth Fund

o     Growth and Income Fund

o     Mid Cap Fund

o     Small Cap Fund

o     S&P 500 Index Fund

o     Strategy Fund

o     Tax-Managed Equity Fund

o     Utility Income Fund

ASSET ALLOCATION FUNDS

o     Balanced Fund

o     Tactical Allocation Fund

GLOBAL FUNDS

o     Asia Pacific Growth Fund

o     Emerging Markets Equity Fund

o     Global Equity Fund

o     Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

o     Aggressive Portfolio

o     Moderate Portfolio

o     Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

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                    (Copyright)2000 PaineWebber Incorporated
                                   Member SIPC
                               All rights reserved